Commitments, Contingent Liabilities and Other Off-Balance Sheet Risks (Tables)	12 Months Ended
Jun. 30, 2015
Commitments and Contingencies
Schedule of Financial Instruments with contract amounts that represent credit risk
	June 30,
	2015	2014
	(Dollars in thousands)
Commitments to grant loans	$24,966	$14,282
Unfunded commitments under lines of credit	39,414	34,657
Standby letters of credit	60	166

Schedule of approximate future minimum lease payments over the remaining terms of the Company's leases
Minimum lease payments
(Dollars in thousands)
2016	$1,303
2017	1,094
2018	1,081
2019	1,095
2020	1,113
Thereafter	3,651

Total	$9,337